Note 7 - Vessels and Advances, Net (Details Textual) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Dead Weight Tonnage of Vessels	172,022
Gain (Loss) on Sale Vessels	$ 1,406	$ 10
Gain (Loss) on Assets Held for Sale	0	$ (79,197)
Number of Vessels Write-down		5
Vessels Impairment Loss	0	$ 31,577	$ 31,577
Impairment Loss Transferred From Deferred Charges		$ 693
Vessel Held For Sale	$ 61,389		$ 12,416
Number of Vessels Provided as Collaterals to Secure Loans	58
Carrying Value of Vessels Provided as Collaterals to Secure Loans	$ 2,090,221
Number of Vessels Under Sale and Leaseback Transactions	4
Number of Vessels Under Share Purchase Agreement	5
Number of Unencumbered Vessels	5
Vessel Owning Companies of Five Vessels Purchased from York [Member]
Business Combination, Consideration Transferred, Total	$ 88,854
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	302,193
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Time Charter Liabilities	$ 589
Vessel Owning Companies of Five Vessels Purchased from York [Member] | Minimum [Member]
Business Acquisition, Percentage of Voting Interests Acquired	51.00%
Vessel Owning Companies of Five Vessels Purchased from York [Member] | Maximum [Member]
Business Acquisition, Percentage of Voting Interests Acquired	75.00%
Aries, Argus, Glen Canyon, Androusa, Norfolk, Porto Cheli, Porto Kagio and Porto Germeno [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired	45,331
YM Target and YM Tiptop [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired	25,380
Builder, Pegasus and Adventure [Member]
Number of Vessels Delivered	3
Dead Weight Tonnage of Vessels	172,022
Cape Akritas, Cape Tainaro, Cape Artemisio, Cape Kortia and Cape Sounio [Member] | Vessel Owning Companies of Five Vessels Purchased from York [Member]
Twenty-foot Equivalent Units Measured on Vessel	55,050
The 2009-built, Vessel [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Agreed to Acquire	4,578
The 2008-built Vessel [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Agreed to Acquire	4,578
Dry-bulk Vessels [Member]
Number of Vessels Agreed to Acquire	13
Dead Weight Tonnage of Vessels Agreed to Acquire	619,718
Halifax Express [Member]
Gain (Loss) on Sale Vessels	$ 1,406
Venetiko, ZIM Shanghai and ZIM New York [Member]
Number of Vessels Held for Sale	3
Gain (Loss) on Assets Held for Sale	$ 61,389
Loss on Vessels Held for Sale Transferred From Deferred Charges	$ 530
Virgo [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired		4,258
Neapolis [Member]
Gain (Loss) on Sale Vessels		$ 10
Zagora, Kokura, Kawasaki and Singapore Express [Member]
Gain (Loss) on Assets Held for Sale		79,197
Loss on Vessels Held for Sale Transferred From Deferred Charges		33
Vessel Held For Sale		$ 27,038